Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 19, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 19, 2017
Document Effective Date	Oct. 19, 2017
Prospectus Date	Oct. 19, 2017
Reverse Cap Weighted U.S. Large Cap ETF | Reverse Cap Weighted U.S. Large Cap ETF
Prospectus:
Trading Symbol	RVRS